NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Accumulated deficit	$ (28,726,147)	$ (27,728,302)
Working capital	$ 40,912